CREDIT LINE (Details) - 2024 Facility Agreements	Jan. 31, 2024 USD ($) item
CREDIT LINE
Number of credit agreements	2
Number of banks	2
Maximum principal amount | $	$ 100,000
Annual fee	0.32%